WARRANTS: (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Jul. 31, 2003
WARRANTS:
Exercise price of warrants (in dollars per share)	$ 14.61
Number of additional shares of common stock of the entity that can be purchased with warrants	958,315
Value of warrants		$ 6.1